Financial Instruments - Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Assets
Non-current trade receivables	€ 2,117	€ 2,432
Other non-current assets	293	257
Short-term investments	0	0
Cash and cash equivalents	17,234	39,338	€ 40,542	€ 23,253
Financial Liabilities
Bank loans	37	229	510
Finance lease liabilities	3,602	4,134	€ 1,136
RCAs liability	4,590	4,484
Financial liabilities at amortised cost [member]
Financial Assets
Trade receivables and other current assets		558
Financial Liabilities
Bank loans		229
Finance lease liabilities	4,134
RCAs liability		4,484
Trade payables		6,969
Trade payables and other current liabilities		6,969
Total		15,817
Loans and receivables [member]
Financial Assets
Non-current trade receivables	2,117	2,432
Other non-current assets	293	257
Trade and other receivables		615
Trade receivables and other current assets		558
Short-term investments		0
Cash and cash equivalents	17,234	39,338
Total	20,259	42,586
Financial Liabilities
Bank loans	37
Lease liabilities	3,602
RCAs liability	4,590
Trade payables	4,736
Trade payables and other current liabilities	4,736
Total	12,965
At fair value [member]
Financial Assets
Non-current trade receivables	2,117	2,432
Other non-current assets	293	257
Trade and other receivables	615
Short-term investments	0	0
Cash and cash equivalents	17,234	39,338
Total	20,259	42,586
Financial Liabilities
Bank loans	37	229
Finance lease liabilities	4,134
Lease liabilities	3,602
RCAs liability	4,590	4,484
Trade payables	4,736	6,969
Trade payables and other current liabilities	4,736	6,969
Total	€ 12,965	€ 15,817